UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March. 31, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   3/31/05

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:  $105,451
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title				Value	  			Investment	Other		Voting Authority
Name of Issuer		of Class	CUSIP		(x$1000)  Shares	SH/PRN	Discretion	Managers	Sole	Shared	None
Merck & Co Inc		COM		589331107	9,625	  297,322	SH	Sole		N/A		297,322	0	0
Pfizer Inc		COM		717081103	9,040	  344,120	SH	Sole		N/A		344,120	0	0
Comcast Corp Spl Cl A	COM		20030N200	8,798	  263,107	SH	Sole		N/A		263,107	0	0
Gap Inc			COM		364760108	8,350	  382,320	SH	Sole		N/A		382,320	0	0
Anheuser Busch Co Inc	COM		35229103	8,319	  175,552	SH	Sole		N/A		175,552	0	0
Tyco Intl Ltd		COM		902124106	8,255	  244,216	SH	Sole		N/A		244,216	0	0
Coca Cola		COM		191216100	8,175	  196,195	SH	Sole		N/A		196,195	0	0
Unumprovident Corp	COM		91529Y106	7,584	  445,582	SH	Sole		N/A		445,582	0	0
Hasbro Inc		COM		418056107	7,180	  351,108	SH	Sole		N/A		351,108	0	0
McDonalds Corp		COM		580135101	4,508	  144,755	SH	Sole		N/A		144,755	0	0
Bellsouth Corporation	COM		79860102	4,424	  168,281	SH	Sole		N/A		168,281	0	0
B I S Y S Group Inc	COM		55472104	4,336	  276,552	SH	Sole		N/A		276,552	0	0
Donnelley R R & Sons	COM		257867101	3,913	  123,736	SH	Sole		N/A		123,736	0	0
Pitney Bowes Inc	COM		724479100	2,516	  55,765	SH	Sole		N/A		55,765	0	0
Fifth Third Bancorp	COM		316773100	2,211	  51,444	SH	Sole		N/A		51,444	0	0
H.J. Heinz Co.		COM		423074103	1,941	  52,693	SH	Sole		N/A		52,693	0	0
Safeway Inc		COM		786514208	1,805	  97,404	SH	Sole		N/A		97,404	0	0
Waste Management Inc	COM		94106L109	1,751	  60,701	SH	Sole		N/A		60,701	0	0
Servicemaster Company	COM		81760N109	1,395	  103,357	SH	Sole		N/A		103,357	0	0
Dell Inc		COM		24702R101	538	  14,000	SH	Sole		N/A		14,000	0	0
Centurytel Inc		COM		156700106	320	  9,746		SH	Sole		N/A		9,746	0	0
Cisco Systems Inc	COM		17275R102	266	  14,869	SH	Sole		N/A		14,869	0	0
Amgen Inc		COM		31162100	201	  3,456		SH	Sole		N/A		3,456	0	0